Shareholders' Equity	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Shareholders' Equity
9.
Shareholders’ Equity

Ordinary Shares

As of September 30, 2023, the Company’s authorized capital consisted of 400,000,000 ordinary shares with a par value of £0.00001 per share.

Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and approved by the shareholders. As of September 30, 2023, the Company has not declared any dividends.

ADS Ratio Change

On May 12, 2023, the Company changed the ratio of its American Depositary Shares ("ADSs") to its ordinary shares (the "ADS Ratio") from the previous ADS Ratio of one ADS to one ordinary share to a new ADS Ratio of one ADS to fifteen ordinary shares. The change in the ADS Ratio had the same effect as a one-for-fifteen reverse ADS split and enabled the Company to regain compliance with the Nasdaq minimum bid price requirement. As all financial statement and disclosure information is presented in ordinary share amounts, not ADSs, there was no impact to the unaudited condensed consolidated financial statements and footnote disclosures. The Company paid depositary fees of $2.0 million in connection with the ADS Ratio change which is recorded within general and administrative expenses on the Company’s unaudited condensed consolidated statements of operations during the nine months ended September 30, 2023.

Registered Direct Offering

On March 10, 2022, the Company entered into a purchase agreement with its majority shareholder, Syncona Portfolio Limited, a subsidiary of Syncona Limited, and certain other existing shareholders providing for the issuance and sale by the Company of ADSs representing 24,857,144 ordinary shares at a price of $1.05 per ordinary share for total gross proceeds of $26.1 million, in a registered direct offering. The offering closed on March 15, 2022. The Company received net proceeds of approximately $24.2 million from the offering, after deducting offering expenses payable by the Company.

Lincoln Park Capital

On March 18, 2022, the Company entered into a purchase agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”) under which the Company may at its discretion, sell to Lincoln Park up to $35.0 million of its ADSs over a 36-month period, subject to certain daily limits, applicable prices, and conditions. In addition, under the purchase agreement, the Company issued ADSs representing 954,208 ordinary shares as commitment shares to Lincoln Park as consideration for its commitment to purchase ADSs under the purchase agreement (the “Commitment Shares”). The Commitment Shares were valued using the closing price of the Company’s ADSs on the date of the purchase agreement resulting in a fair market value of approximately $1.0 million. The fair value of the Commitment Shares as well as issuance costs of $0.2 million associated with the purchase agreement are classified as other non-current assets in the accompanying unaudited condensed consolidated balance sheet. As the Company’s ADSs are sold in accordance with the purchase agreement, the fair value of the Commitment Shares and issuance costs will be reclassified to additional paid-in capital on the Company’s condensed consolidated balance sheet. During the nine months ended September 30, 2023, the Company did not issue any additional ADSs pursuant to the purchase agreement.

Open Market Sale AgreementSM

On November 17, 2021, the Company entered into an Open Market Sale AgreementSM (the "Sales Agreement") with Jefferies LLC ("Jefferies") pursuant to which the Company may issue and sell ADSs having aggregate offering sales proceeds of up to $75.0 million, from time to time, in “at-the-market” offerings pursuant to which Jefferies will act as sales agent and/or principal. During the year ended December 31, 2022, the Company issued ADSs representing 3,037,616 ordinary shares pursuant to the Sales Agreement, raising approximately $3.2 million in net proceeds. During the nine months ended September 30, 2023, the Company did not issue any additional ADSs pursuant to the Sales Agreement.

Deferred Shares

Deferred shares are a unit of equity that confer to their holder effectively no economic rights or any voting rights. The Company, without the consent of the shareholder, may transfer deferred shares at any time for nil consideration.

In the nine months ended September 30, 2023, unvested Employee Shares were forfeited upon termination of employment, classified as additional deferred shares of £0.00001 each on the balance sheet and will be subsequently cancelled (see Note 10).

Deferred shares are not included in the Company’s potentially dilutive securities as they are not ordinary shares and have no conversion rights.

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at September 30, 2023 and December 31, 2022.

	September 30,	December 31,
	2023	2022
Ordinary shares	65,369,206	65,113,575
Deferred shares of £0.00001	37,613	24,812
Deferred shares of £100,000	1	1
Total ordinary and deferred shares	65,406,820	65,138,388